TRADE PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2019
TRADE PAYABLES AND ACCRUED LIABILITIES
TRADE PAYABLES AND ACCRUED LIABILITIES

11.     TRADE PAYABLES AND ACCRUED LIABILITIES

	December 31,	December 31,
	2019	2018
Current
Trade payables	$27,311	$6,259
Accrued liabilities	13,181	2,774
Taxes payable	499	240
Lease liabilities (note 8(b))	5,499	—
Other payables	3,043	1,374
	49,533	10,647
Non-Current
Lease liabilities (note 8(b))	12,487	—
Accrued liabilities	4,591	—
	$17,078	$—